UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:110 East 42nd Street, Suite 1100
	New York, NY 10017-8535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti 	New York, NY   August 14, 2009
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total:$167,352 (thousands)


List of Other Included Managers:
NONE

NAME OF ISSUER        TITLE OF CLASS   CUSIP        VALUE        SHRS OR   INVESTMENT     OTHER     VOTING
					           (X$1000)      PRN AMT   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------
ACERGY S A	      SPONSORED ADR  00443E104	    37413	 3802126       SOLE	   N/A	      SOLE
AMREP CORP NEW		     COM     032159105	     3441	  311926       SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM     050095108       6944         278778       SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM     055639108	     2092	  427835       SOLE        N/A        SOLE
BALDWIN & LYONS INC	     CL A    057755100	      423	   22656       SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A    058264102	       17	   16800       SOLE	   N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B    084670207        886            306       SOLE        N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM     09058V103	       50	   12500       SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM     097698104	      169	   15000       SOLE	   N/A	      SOLE
BUILDERS FIRST SOURCE INC    COM     12008R107	     4013	  964625       SOLE	   N/A	      SOLE
CANADIAN NAT RES LTD         COM     136385101       8151         155295       SOLE        N/A        SOLE
CAVALIER HOMES INC	     COM     149507105	     1326	  485572       SOLE        N/A        SOLE
CAVCO INDS INC DEL	     COM     149568107	     3159	  124730       SOLE	   N/A	      SOLE
CERADYNE INC		     COM     156710105	      806	   45656       SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM     190345108        983         429299       SOLE        N/A        SOLE
CGG VERITAS	      SPONSORED ADR  204386106	     1679	   92915       SOLE	   N/A	      SOLE
CONCORD CAMERA CORP	     COM     206156101        701	  239100       SOLE        N/A        SOLE
CYCLE CTRY ACCESSORIES CORP  COM     232984104	        7	   20000       SOLE	   N/A	      SOLE
DECORATOR INDS INC    COM PAR $0.20  243631207        695	  902620       SOLE	   N/A        SOLE
DOVER DOWNS GAMING & ENTMNT  COM     260095104	       58	   12500       SOLE	   N/A	      SOLE
DOVER MOTORSPORTS INC	     COM     260174107	       46	   32500       SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW   26128L205        994	   81657       SOLE	   N/A        SOLE
GEOKINETICS INC       COM PAR $0.01  372910300        843	   61750       SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW   402635304	      806	  117661       SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW   422360305	      108	  119900       SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM     423452101	     3534         114475       SOLE        N/A        SOLE
IDT CORP 		     CL B    448947309	       39	   23863       SOLE	   N/A	      SOLE
IMPERIAL INDS INC	   COM NEW   452848401	        8	   12375       SOLE    	   N/A 	      SOLE
K TRON INTL INC 	     COM     482730108	     9183	  115243       SOLE	   N/A	      SOLE
LL & E RTY TR		UNIT BEN INT 502003106	      909	 1652373       SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM     527288104	     1566	   74244       SOLE	   N/A	      SOLE
LINCOLN ELEC HLDGS INC	     COM     533900106	     1377	   38220       SOLE	   N/A	      SOLE
MANHATTAN BRIDGE CAPITAL INC COM     562803106		9	   10000       SOLE	   N/A	      SOLE
MOBILE MINI INC		     COM     60740F105	     3023	  206065       SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A    638522102	      293	    2507       SOLE        N/A        SOLE
NEWMARKET CORP		     COM     651587107       7147	  106156       SOLE	   N/A        SOLE
NEXEN INC		     COM     65334H102	     5118	  236395       SOLE        N/A        SOLE
NOBILITY HOMES INC	     COM     654892108	      194	   23419       SOLE	   N/A	      SOLE
PHI INC			   COM VTG   69336T106	      372	   18681       SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM     696639103        224	  104287       SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A    698477106      14926         760376       SOLE        N/A        SOLE
PATRICK INDS INC	     COM     703343103	       48	   32401       SOLE	   N/A        SOLE
PERMA-FIX ENVIRONMENTAL SVCS COM     714157104	     1092	  451144       SOLE	   N/A	      SOLE
PETRO-CDA		     COM     71644E102	     1902          49500       SOLE	   N/A	      SOLE
POINT 360		     COM     730698107	      252	  200000       SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM     740065107      14232	  326491       SOLE        N/A        SOLE
PRICESMART INC     	     COM     741511109       8929         533061       SOLE        N/A        SOLE
SEACOR HOLDINGS INC	     COM     811904101	     1404	   18655       SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A    817070501       4459         133433       SOLE        N/A        SOLE
SILVERLEAF RESORTS INC	     COM     828395103	      194	  150000       SOLE	   N/A	      SOLE
SKYLINE CORP		     COM     830830105	     3660	  168275       SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW   852857200	      241	   28375       SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM     87425E103        763          53384       SOLE        N/A        SOLE
TETON ENERGY CORP	     COM     881628101	        3	   10000       SOLE	   N/A	      SOLE
TRIMAS CORP		   COM NEW   896215209	      489	  145164       SOLE	   N/A	      SOLE
TRINITY INDS INC	     COM     896522109	     1228	   90137       SOLE	   N/A	      SOLE
U M H PROPERTIES INC	     COM     903002103	      450	   56459       SOLE	   N/A	      SOLE
ZENITH NATL INS CORP	     COM     989390109	     4274	  196576       SOLE	   N/A	      SOLE
